Net results of financial transactions (Tables)	6 Months Ended
Jun. 30, 2023
Net results of financial transactions
Schedule of net results of financial transactions

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2023	2023	2022	2023	2022	2022
Derecognition of financial instruments not measured at fair value through profit or loss	2	2	1	4	1	9
Financial assets or liabilities at fair value through profit or loss	-54	-39	-171	-93	-322	-19
Financial instruments under fair-value hedge accounting	4	-13	85	-9	66	88
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	0	0	-7	0	-7	-9
Total net results of financial transactions	-48	-50	-92	-98	-262	69